Related Party Transactions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended					1 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 28, 2013	Apr. 01, 2011	Nov. 30, 2010 Automotive Investors Limited Liability Company [Member]	Sep. 30, 2010 Automotive Investors Limited Liability Company [Member]	Mar. 31, 2010 Automotive Investors Limited Liability Company [Member]	Dec. 31, 2011 Automotive Investors Limited Liability Company [Member]	Dec. 31, 2011 Expense Recognized Upon Termination [Member]	Dec. 31, 2011 Expense Recognized Prior To Termination [Member]
Related Party Transaction [Line Items]
Total commitment amount to related party					$ 10
Monitoring fee expense		11	5							10	1
Number of common stock shares sold in Secondary Offering						10	8	11
Ownership interest in the Company									16.00%
Expenses related to Secondary Offering									1
Previous Annual Monitoring Fee	$ 5
Common Stock Sold In Registered Public Offering				10